Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

6.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Computer equipment	758,097	792,586
Office equipment	175,852	197,160
Vehicles	4,422	4,171
Leasehold improvement	110,169	135,757
Less: accumulated depreciation	(867,876)	(956,884)
Exchange difference	—	194

	180,664	172,984

Depreciation expenses charged to the consolidated statements of operations for the years ended December 31, 2020, 2021 and 2022 were RMB208,990, RMB155,537 and RMB107,015, respectively.